Initial Public Offering (Details) - SPRING VALLEY ACQUISITION CORP - $ / shares	Nov. 27, 2020	Mar. 31, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.50	$ 1.00
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold	23,000,000
Purchase price, per unit		$ 10.10	$ 10.10
Number of shares in a unit	1
Number of warrants in a unit	0.50
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.50
Initial Public Offering | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit	1
Number of warrants in a unit	0.5
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold	3,000,000
Purchase price, per unit	$ 10.00
Exercise price of warrants			$ 11.50